Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Effect of reinsurance on benefits
The effect of reinsurance on benefits for the respective years ended December 31 is shown below:

	2017	2016	2015
Direct benefits
Life	$630	659	860
Annuities	1,869	2,432	81,687
Accident and health	6,203	3,620	6,220
Total direct benefits	8,702	6,711	88,767
Less: Ceded to other companies
Life	354	535	412
Accident and health	587	564	844
Total ceded to other companies	941	1,099	1,256
Total benefits	$7,761	5,612	87,511

Company's reinsurance and investment contract recoverables
Components of the Company's reinsurance and investment contract recoverables as of December 31 are shown below:

	2017	2016
Life	$178	337
Accident and health	4,127	3,760
Total reinsurance and investment contract recoverables	$4,305	4,097